SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 20,902,282	$ 14,214,160	$ 2,131,741
Total cash and cash equivalents	20,902,282	14,214,160	2,131,741	$ 5,487,035
Loss for the year after income tax	(7,077,619)	(6,294,775)	(6,425,604)
Amortisation and depreciation expenses	265,748	65,148	156,260
Other expenses		2,885
Impairment of investments			500,000
Share-based payments expense	714,577	(14,442)	335,102
Interest classified as investing cash flows			25,850
Net (profit) / loss on disposal of plant and equipment		37,000
Net (gains) / losses on liquidation of subsidiary
Depreciation of right-of-use of assets	212,474	200,785
Inventory written-off	54,523	18,917
Gain on investment previously written off		(43,380)
Finance costs	16,338	86,503
Interest received	(62,394)	(22,507)
Net foreign exchange (gains) / losses	9,755	(597,441)	(92,518)
Decrease / (increase) in trade and other receivables	(284,971)	29,412	(517,383)
(Increase) / decrease in other operating assets	(182,602)	115,455	(70,027)
(Increase) / decrease in inventories	14,463	(59,525)	27,142
Increase / (decrease) in trade and other payables	(14,991)	891,498	60,178
Increase / (Decrease) in provisions	38,770	(53,631)
Increase / (decrease) in operating liabilities			(20,482)
Net cash flows from / (used in) operating activities	(6,295,929)	(5,712,098)	(6,073,182)
Total facilities - Credit cards	190,020	193,605	95,714
Facilities used as at reporting date - Credit cards	(9,511)	(5,332)	(6,516)
Facilities unused as at reporting date - Credit cards	$ 180,509	$ 188,272	$ 89,198